Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Current assets:
Cash and cash equivalents	$ 641,018	$ 709,209	$ 531,298	$ 371,593
Term deposit	195,085	86,706
Prepaid expense and other current assets	119,397	99,677
Amounts due from related parties	5,948	4,539
Total current assets	2,326,262	1,869,336
Amounts due from related parties	1,748	1,741
Long-term investments	217,259	178,863
Total assets	2,924,979	2,354,834	1,951,537
Current liabilities:
Accrued expenses and other current liabilities	260,700	217,044
Amounts due to related parties	48	42
Total current liabilities	1,202,681	918,190
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2016 and 2017; 158,379,387 shares issued as of May 31, 2016 and 2017; 157,439,397 and 157,687,444 shares outstanding as of May 31, 2016 and 2017, respectively)	1,584	1,584
Treasury stock	(7)	(9)
Additional paid-in capital	249,126	223,422
Retained earnings	1,171,109	931,930
Accumulated other comprehensive income	39,161	62,948
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,680,948	1,404,572
Total liabilities and equity	2,924,979	2,354,834
Parent Company [Member]
Current assets:
Cash and cash equivalents	11,472	11,984	22,748	15,874
Term deposit	10,000	10,000
Prepaid expense and other current assets	210	5,900
Amounts due from related parties		16,758
Total current assets	21,682	44,642
Amounts due from related parties	56,965
Long-term investments	120,260	96,498
Investments in subsidiaries and VIEs	1,569,358	1,353,090
Total assets	1,768,265	1,494,230
Current liabilities:
Accrued expenses and other current liabilities	3,675	6,016
Amounts due to related parties	83,642	83,642
Total current liabilities	87,317	89,658
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2016 and 2017; 158,379,387 shares issued as of May 31, 2016 and 2017; 157,439,397 and 157,687,444 shares outstanding as of May 31, 2016 and 2017, respectively)	1,584	1,584
Treasury stock	(7)	(9)
Additional paid-in capital	249,126	223,422
Retained earnings	1,391,084	1,116,627
Accumulated other comprehensive income	39,161	62,948
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,680,948	1,404,572	$ 1,220,348	$ 1,025,758
Total liabilities and equity	$ 1,768,265	$ 1,494,230